SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment shares	Dec. 31, 2019 USD ($) segment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 04, 2019 USD ($)	Dec. 26, 2018 USD ($)	Jan. 26, 2018 shares
Product Information [Line Items]
Number of operating segment | segment	1	1
Percentage of total revenue	2.90%	2.90%	2.60%	0.10%
Deferred offering costs		$ 2,103,816
Additional paid in capital		6,734,681	$ 6,664,295
Marketing and advertising expenses		79,535	2,889	$ 178,878
Interest and penalties		$ 0	$ 0	$ 0
Dilutive ordinary share | shares	0	0	0	0
Foreign currency transaction gain		$ 12,072
Maximum insured bank deposit	¥ 500,000	71,770
Total unprotected cash in bank		$ 6,138,142	$ 6,321,940
Issuance of ordinary shares | shares		11,640,820	11,621,459				10,380,000
Variable interest entities expect to receivable share at ratio		$ 1.0
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Product Information [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		49.00%	49.00%
Tianjin
Product Information [Line Items]
Percentage of agency revenue	83.00%	83.00%	95.00%	97.00%
Chengdu
Product Information [Line Items]
Percentage of agency revenue	5.00%	5.00%	0.00%	3.00%
Yangzhou
Product Information [Line Items]
Percentage of agency revenue	9.00%	9.00%	4.00%	0.00%
Suzhou
Product Information [Line Items]
Percentage of agency revenue	3.00%	3.00%	1.00%	0.00%
IPO
Product Information [Line Items]
Deferred offering costs						$ 2,103,816
IPO | First Closing
Product Information [Line Items]
Additional paid in capital						$ 26,399
IPO | Second Closing
Product Information [Line Items]
Additional paid in capital					$ 26,399
Consulting Services
Product Information [Line Items]
Revenue from contact with customers		$ 155,217	$ 51,818	$ 4,187
Subsidiaries and Consolidated Variable Interest Entities
Product Information [Line Items]
Applicable value added tax rates	6.00%	6.00%